Earnings per Share (Earnings per Share Reconciliation) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								4 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015 [1]	Jul. 05, 2015		Apr. 12, 2015 [1]	Sep. 28, 2014 [1]	Jul. 06, 2014 [1]	Apr. 13, 2014 [1]	Jan. 18, 2015 [1]	Jan. 19, 2014 [1]	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Earnings Per Share Reconciliation [Abstract]
Net Income	$ 120	$ 56	$ 154	[1]	$ 158	$ 128	$ 151	$ 142	$ 167	$ 158	$ 419	$ 479	$ 536	$ 579	$ 551
Weighted Average Number of Shares Outstanding, Basic	320.6		358.5								328.4	359.6	358.5	367.8	371.2
Weighted Average Number of Shares Outstanding, Diluted	321.2		360.5								329.3	362.2	360.8	370.5	374.5
Basic earnings per share (in dollars per share)	$ 0.37	$ 0.16	$ 0.43	[1]	$ 0.44	$ 0.35	$ 0.41	$ 0.38	$ 0.46	$ 0.42	$ 1.27	$ 1.33	$ 1.49	$ 1.57	$ 1.48
Diluted earnings per share (in dollars per share)	$ 0.37	$ 0.16	$ 0.43	[1]	$ 0.44	$ 0.35	$ 0.41	$ 0.38	$ 0.46	$ 0.42	$ 1.27	$ 1.32	$ 1.48	$ 1.56	$ 1.47
Potential common shares outstanding [Abstract]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Awards	0.6		2.0								0.9	2.6	2.3	2.7	3.3

[1]	Sum of quarterly amounts, including per share amounts, may not equal fiscal year totals due to the effect of rounding and the independent quarterly computation of per share amounts.